Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Allowances for billed receivables	$ 26	$ 33
L-3 Communications Holdings, Inc. [Member]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares outstanding	85,828,485	90,433,743
Treasury stock (at cost), shares	66,118,406	57,418,645
L-3 Communications Corporation [Member]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100	100
Common stock, shares issued	100	100
Common stock, shares outstanding	100	100